REINSURANCE POLICY BETWEEN MSO AND COMPANY, THE BENEFICIARY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Effects of Reinsurance [Line Items]
Individual claims (as a percent)	90.00%		90.00%
Reinsurance recoveries	$ 363,000	$ 133,000	$ 310,000	$ 1,479,000
Reinsurance premium expense	412,000	$ 330,000	1,000,000	$ 764,000
Minimum
Effects of Reinsurance [Line Items]
Individual claims	150,000		150,000
Maximum
Effects of Reinsurance [Line Items]
Individual claims	$ 2,000,000		$ 2,000,000